Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019
Class R6 | Invesco Oppenheimer Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek tax-free income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor fund’s (defined below) portfolio turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual income tax. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (Investment Company Act of 1940 or 1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund selects investments without regard to the alternative minimum tax (AMT).

The Fund invests in municipal securities issued by the governments of states, their political subdivisions (such as cities, towns, counties, agencies and authorities) and the District of Columbia, or by their agencies, instrumentalities and authorities. These primarily include municipal bonds (long-term (more than one-year) obligations), municipal notes (short-term obligations), interests in municipal leases, and tax-exempt commercial paper. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source.

The Fund will not invest in securities issued by U.S. territories and possessions or by their agencies, instrumentalities and authorities.

Most of the securities the Fund buys are “investment-grade,” although it can invest as much as 15% of its total assets in below-investment-grade securities (sometimes called “junk bonds”), and may acquire securities that are in default. The Fund also will not invest more than 40% of its total assets in securities, in the aggregate, that are rated below the top three investment grade categories or that are unrated. Each of these restrictions is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s adviser, Invesco Advisers, Inc. (Invesco or the Adviser), has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of these securities to exceed, at times significantly, these restrictions for an extended period of time. Investment-grade securities are rated in one of the four highest rating categories of nationally recognized statistical rating organizations, such as S&P Global Ratings (or, in the case of unrated securities, determined by the Adviser to be comparable to securities rated investment-grade).

The Fund also invests in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Fund will not invest more than 20% of its total assets in unrated securities.

For purposes of the limitations described above regarding “unrated securities,” such securities do not include securities that are not rated but that the Fund’s Adviser determines to be comparable to securities of the same issuer that are rated by a nationally recognized statistical rating organization.

The Fund can invest in inverse floaters, a variable rate obligation, to seek increased income and return. The Fund’s investment in inverse floaters entails a degree of leverage. The Fund can expose up to 10% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s investments in inverse floaters are included for purposes of the 80% policy described above. The Fund can also engage in reverse repurchase agreements, which also create leverage.

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.

The Fund will not invest more than 15% of its total assets in municipal securities issued by the government of a single state, its political subdivisions, or its agencies, instrumentalities and authorities. Notwithstanding this limitation, the Fund may invest up to 25% of its total assets in municipal securities issued by each of California, New York, and Texas, or their respective agencies, instrumentalities and authorities. In addition, the Fund will not invest more than 15% of its total assets in a single sector, as determined by the Adviser. This limitation does not apply to investments in the general obligations sector.

To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.

The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.

		In selecting investments for the Fund, the portfolio managers generally look at a wide range of municipal securities nationwide that provide high current income, have favorable credit characteristics, and provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 15% of its total assets in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s Adviser has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. If the Fund has more than 15% of its total assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Risks of Minnesota Municipal Securities. Because the predecessor fund (as defined below) had recently begun transitioning from a fund focused on Minnesota municipal securities to a national municipal fund, and a significant portion of the Fund’s assets are invested in Minnesota municipal securities as of the date of this prospectus, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the State of Minnesota and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Budgetary stress on the state or its municipalities, changes in federal, state, and local legislation or policy, erosion of the tax base, the effects of terrorist acts, natural disasters or environmental issues, or other economic, legislative or political, or social issues may have a significant negative impact on the value of state or local securities. It is anticipated that the Fund’s portfolio will be transitioned to a broader, more diversified portfolio of national municipal securities gradually over a period of time, to minimize portfolio turnover and associated costs. The Fund’s exposure to Minnesota municipal securities is expected to decrease substantially following the completion of its transition to a national municipal fund.

In addition, Minnesota has faced rising levels of unfunded pension and similar liabilities in recent years, which has increased pressure on state and municipal budgets. These budgetary pressures may adversely affect the ability of the state or municipalities to meet their outstanding debt obligations, including with respect to securities held

Municipal Securities Focus Risk. The Fund will not concentrate its investments in issuers in any one industry. The Securities and Exchange Commission has taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry constitutes concentration in that industry. Many types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any “industry” for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in those types of municipal securities, subject to any applicable limits described in this prospectus. Those municipal securities may finance or pay interest from the revenues of projects that are subject to similar economic, business or political developments that could increase their credit risk. Legislation that affects the financing of a particular municipal project, or economic factors that have a negative impact on a project, would be likely to affect many other similar projects. States and municipalities are facing rising levels of unfunded pension and similar liabilities, which are increasing pressure on their budgets. These pressures may adversely affect their ability to meet their outstanding debt obligations, including with respect to investments held by the Fund. As a result, the marketability, liquidity, and performance of these investments may be negatively impacted. At times, the Fund may change the relative emphasis of its investments in securities issued by certain municipalities. If the Fund has a greater emphasis on investments in one or more particular municipalities, it may be subject to greater risks from adverse events affecting such municipalities than a fund that invests in different municipalities or that is more diversified.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (MSA), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state’s interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state’s interest in the MSA.

Risks of Land-Secured or “Dirt” Bonds. These bonds, which include special assessment, special tax, and tax increment financing bonds, are issued to promote residential, commercial and industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Alternative Minimum Tax Risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.

Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, tax opinions are not binding on the Internal Revenue Service or any court, and after the Fund buys a security, the Internal Revenue Service or a court may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal income tax. In addition, income from tax-exempt municipal securities could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, a court, or the non-compliant conduct of a bond issuer.

Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create “leverage.” In that case, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund’s investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Invesco Oppenheimer funds for its borrowing.

The Fund can invest in reverse repurchase agreements. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.

Inverse Floaters. The Fund invests in inverse floating rate securities (“inverse floaters”) because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater. During periods of rising interest rates, the market values of inverse floaters will tend to decline more quickly than those of fixed-rate securities.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

		The Fund may invest in inverse floaters with any degree of leverage (measured by comparing the outstanding principal amount of related short-term floating rate securities to the par value of the underlying municipal bond). However, the Fund may only expose up to 10% of its total assets to the effects of leverage from its investments in inverse floaters. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floaters held by the Fund to the total assets of the Fund. Nevertheless, the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities relative to the par value of the underlying municipal bond) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond, and are more likely to be eliminated entirely under adverse market conditions.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Municipal Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to October 15, 2018, the predecessor fund employed a different investment strategy. Therefore, the past performance shown for periods prior to October 15, 2018 may have differed had the Fund’s current investment strategy been in effect. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Class R6 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s and predecessor fund’s Class A shares. Although the Class R6 shares are invested in the same portfolio of securities, Class R6 shares’ returns of the Fund will be different from Class A returns of the Fund and predecessor fund as they have different expenses.

		Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R6 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s and predecessor fund’s Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended June 30, 2019): 7.49% Best Quarter (ended September 30, 2009): 14.75% Worst Quarter (ended December 31, 2010): -6.11%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s and predecessor fund’s Class A shares. Although the Class R6 shares are invested in the same portfolio of securities, Class R6 shares’ returns of the Fund will be different from Class A returns of the Fund and predecessor fund as they have different expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Class R6 | Invesco Oppenheimer Municipal Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.29%	[1]
Interest	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	213
5 Years	rr_ExpenseExampleYear05	421
10 Years	rr_ExpenseExampleYear10	$ 1,022
1 Year	rr_AverageAnnualReturnYear01	2.87%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.79%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.41%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019	[3]
Class R6 | Invesco Oppenheimer Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2009	rr_AnnualReturn2009	40.73%
2010	rr_AnnualReturn2010	4.12%
2011	rr_AnnualReturn2011	14.41%
2012	rr_AnnualReturn2012	10.54%
2013	rr_AnnualReturn2013	(4.25%)
2014	rr_AnnualReturn2014	13.29%
2015	rr_AnnualReturn2015	3.25%
2016	rr_AnnualReturn2016	0.54%
2017	rr_AnnualReturn2017	4.46%
2018	rr_AnnualReturn2018	2.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.11%)
Class R6 | Invesco Oppenheimer Municipal Fund | Return After Taxes on Distributions | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.87%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.79%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.41%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019	[3]
Class R6 | Invesco Oppenheimer Municipal Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.22%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.63%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.87%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019	[3]
Class R6 | Invesco Oppenheimer Municipal Fund | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.28%
5 Years	rr_AverageAnnualReturnYear05	3.82%
10 Years	rr_AverageAnnualReturnYear10	4.85%
Class R6 | Invesco Oppenheimer Municipal Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	1.80%

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding interest expense and certain other items discussed in the statement of additional information (SAI)) of Class R6 shares to 0.35%, of the Fund’s average daily net assets (the “expense limits”) through May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[3]	Class R6 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the predecessor fund’s Class A shares is November 7, 2006.